Investment Objectives and Goals - Invesco Real Assets ESG ETF	May 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Invesco Real Assets ESG ETF (the “Fund”) seeks capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of current income.